Common Stock and Preferred Stock (Details Narrative)	1 Months Ended
Oct. 31, 2018 USD ($) $ / shares shares
Common stock, shares authorized	100,000,000
Common stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	20,000,000
Preferred stock, par value | $ / shares	$ 0.0001
Issuance of common stock, value | $	$ 200,000
Key Executive [Member]
Issuance of common stock	90,000
Issuance of common stock, value | $	$ 12,600
Employment Agreement [Member]
Issuance of common stock	2,000,000
Employment Agreement [Member] | Executive Officer [Member]
Issuance of common stock	2,000,000
Stock Purchase Agreement [Member]
Issuance of common stock	1,428,571
Issuance of common stock, value | $	$ 200,000